Borrowings (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Borrowings
Fixed-rate debt	$ 18,547	$ 14,446
Floating-rate debt	8,614	11,417
Fixed-rate debt, Average Rate (as a percent)	4.38%	5.29%
Floating-rate debt, Average Rate (as a percent)	1.54%	1.23%
Long-Term Debt, including current portion	27,161	25,863
Notional interest rate swaps that effectively convert the fixed-rate long-term debt into floating-rate debt	5,898	7,078
Pre-swap annual contractual maturities of long-term debt outstanding
2012	4,311
2013	5,495
2014	3,763
2015	197
2016	3,009
2017 and beyond	9,926
Total	$ 26,702